UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number: 811-21745
Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund

(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number)
December 31
Date of Fiscal Year End
June 30, 2012
Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund (ETW) Semiannual Report June 30, 2012

Managed Distribution Plan. Pursuant to an exemptive order issued by the Securities and Exchange Commission (Order), the Fund is authorized to distribute long-term capital gains to shareholders more frequently than once per year. Pursuant to the Order, the Fund’s Board of Trustees approved a Managed Distribution Plan (MDP) pursuant to which the Fund makes quarterly cash distributions to common shareholders, stated in terms of a fixed amount per common share.

The Fund currently distributes quarterly cash distributions equal to $0.2920 per share in accordance with the MDP. You should not draw any conclusions about the Fund’s investment performance from the amount of these distributions or from the terms of the MDP. The MDP will be subject to regular periodic review by the Fund’s Board of Trustees and the Board may amend or terminate the MDP at any time without prior notice to Fund shareholders. However, at this time there are no reasonably foreseeable circumstances that might cause the termination of the MDP.

The Fund may distribute more than its net investment income and net realized capital gains and, therefore, a distribution may include a return of capital. A return of capital distribution does not necessarily reflect the Fund’s investment performance and should not be confused with ‘yield’ or ‘income.’ With each distribution, the Fund will issue a notice to shareholders and a press release containing information about the amount and sources of the distribution and other related information. The amounts and sources of distributions contained in the notice and press release are only estimates and are not provided for tax purposes. The amounts and sources of the Fund’s distributions for tax purposes will be reported to shareholders on Form 1099-DIV for each calendar year.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Semiannual Report June 30, 2012
Eaton Vance
Tax-Managed Global Buy-Write Opportunities Fund
Table of Contents

Performance	2
Fund Profile	3
Endnotes and Additional Disclosures	4
Financial Statements	5
Annual Meeting of Shareholders	23
Board of Trustees’ Contract Approval	24
Officers and Trustees	27
Important Notices	28

Eaton Vance
Tax-Managed Global Buy-Write Opportunities Fund
June 30, 2012
Portfolio Managers Walter A. Row III, CFA, CMT, David Stein, Ph.D. and Thomas Seto
Performance1

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Since Inception

Fund at NAV	9/30/2005	6.10%	2.81%	2.55%	5.11%
Fund at Market Price	—	7.55	-3.30	-0.07	2.66
S&P 500 Index	9/30/2005	9.49%	5.45%	0.22%	3.70%
CBOE S&P 500 BuyWrite Index	—	4.78	8.15	1.59	3.31
CBOE NASDAQ-100 BuyWrite Index	—	6.99	9.52	0.86	2.19
FTSE Eurotop 100 Index	—	1.29	-16.32	-6.10	1.19

% Premium/Discount to NAV

					-14.73%

Distributions[2]

Total Distributions per share for the period					$0.584
Distribution Rate at NAV					9.50%
Distribution Rate at Market Price					11.15%
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance
Tax-Managed Global Buy-Write Opportunities Fund
June 30, 2012
Fund Profile

Sector Allocation (% of total investments)3

Country Allocation (% of total investments)

Top 10 Holdings (% of total investments)3

Apple, Inc.	6.0%
Microsoft Corp.	2.9
Google, Inc., Class A	1.8
Nestle SA	1.8
Intel Corp.	1.6
Total SA	1.4
Exxon Mobil Corp.	1.3
QUALCOMM, Inc.	1.3
Oracle Corp.	1.2
Roche Holding AG PC	1.2

Total	20.5%

See Endnotes and Additional Disclosures in this report.

Eaton Vance
Tax-Managed Global Buy-Write Opportunities Fund
June 30, 2012
Endnotes and Additional Disclosures

[1]	S&P 500 Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. CBOE S&P 500 BuyWrite Index measures the performance of a hypothetical buy-write strategy on the S&P 500 Index. CBOE NASDAQ-100 BuyWrite Index measures the performance of a theoretical portfolio that owns stocks included in the NASDAQ-100 Index and writes (sells) NASDAQ-100 Index covered call options. FTSE Eurotop 100 Index is a tradable index designed to represent the performance of the 100 most highly capitalized blue-chip companies in Europe. The return for the FTSE Eurotop 100 Index is calculated in U.S. dollars. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]	The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV or market price at the end of the period. The Fund’s distributions may be composed of ordinary income, tax-exempt income, net realized capital gains and return of capital. In recent years, a significant portion of the Fund’s distributions has been characterized as a return of capital.

[3]	Depictions do not reflect the Fund’s option positions. Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

Eaton Vance
Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2012

Portfolio of Investments (Unaudited)

Common Stocks — 101.1%

Security	Shares	Value

Aerospace & Defense — 1.5%

European Aeronautic Defence & Space Co.	56,122	$1,991,810
General Dynamics Corp.	33,624	2,217,839
Honeywell International, Inc.	59,872	3,343,252
L-3 Communications Holdings, Inc.	5,966	441,544
Northrop Grumman Corp.	15,716	1,002,524
Raytheon Co.	74,944	4,241,081
Rockwell Collins, Inc.	25,533	1,260,053
Rolls-Royce Holdings PLC(1)	272,487	3,672,513
Textron, Inc.	43,608	1,084,531

		$19,255,147

Air Freight & Logistics — 0.4%

Deutsche Post AG	82,457	$1,458,949
Expeditors International of Washington, Inc.	71,807	2,782,521
United Parcel Service, Inc., Class B	5,565	438,300

		$4,679,770

Auto Components — 0.7%

Aisin Seiki Co., Ltd.	10,200	$340,964
Compagnie Generale des Etablissements Michelin, Class B	26,277	1,719,206
Dana Holding Corp.	46,794	599,431
Denso Corp.	60,300	2,060,511
Goodyear Tire & Rubber Co. (The)(1)	61,752	729,291
Johnson Controls, Inc.	63,322	1,754,653
Toyoda Gosei Co., Ltd.	12,800	295,078
Toyota Industries Corp.	6,400	183,494
Yokohama Rubber Co., Ltd. (The)	229,000	1,727,518

		$9,410,146

Automobiles — 1.2%

Bayerische Motoren Werke AG, PFC Shares	10,558	$520,813
Daimler AG	132,059	5,934,650
Fiat SpA(1)	471,780	2,378,619
Honda Motor Co., Ltd.	103,900	3,625,646
Isuzu Motors, Ltd.	264,000	1,414,084
Mazda Motor Corp.(1)	300,000	408,526
Suzuki Motor Corp.	52,800	1,084,135
Toyota Motor Corp.	10,000	403,622
Yamaha Motor Co., Ltd.	18,800	180,021

		$15,950,116

Beverages — 1.5%

Coca-Cola Co. (The)	82,128	$6,421,588
Coca-Cola West Co., Ltd.	26,200	456,831
Constellation Brands, Inc., Class A(1)	33,994	919,878
Heineken Holding NV	24,773	1,109,605
Heineken NV	30,199	1,574,775
Kirin Holdings Co., Ltd.	121,000	1,426,110
PepsiCo, Inc.	77,079	5,446,402
Pernod-Ricard SA	15,528	1,660,442
Takara Holdings, Inc.	84,000	541,667

		$19,557,298

Biotechnology — 2.1%

Amgen, Inc.	86,623	$6,326,944
Biogen Idec, Inc.(1)	59,278	8,558,558
BioMarin Pharmaceutical, Inc.(1)	19,589	775,332
Celgene Corp.(1)	98,098	6,293,968
Gilead Sciences, Inc.(1)	124,934	6,406,615

		$28,361,417

Building Products — 0.2%

Asahi Glass Co., Ltd.	76,776	$517,946
Daikin Industries, Ltd.	89,000	2,506,447

		$3,024,393

Capital Markets — 1.5%

Affiliated Managers Group, Inc.(1)	5,077	$555,678
Deutsche Bank AG	160,226	5,783,075
Franklin Resources, Inc.	19,250	2,136,557
GAM Holding, Ltd.(1)	58,376	651,721
Greenhill & Co., Inc.	19,111	681,307
ICAP PLC	178,286	943,710
Janus Capital Group, Inc.	55,930	437,373
Julius Baer Group, Ltd.(1)	76,144	2,760,727
Lazard, Ltd., Class A	58,066	1,509,135
Morgan Stanley	119,686	1,746,219
Northern Trust Corp.	22,312	1,026,798
State Street Corp.	39,300	1,754,352

		$19,986,652

Chemicals — 2.2%

Air Products and Chemicals, Inc.	37,115	$2,996,294
Akzo Nobel NV	18,556	873,330
BASF SE	123,106	8,560,099
Daicel Chemical Industries, Ltd.	51,000	313,731
Dow Chemical Co. (The)	14,120	444,780
Eastman Chemical Co.	22,750	1,145,917

See Notes to Financial Statements.

Eaton Vance
Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2012

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Chemicals (continued)

Hitachi Chemical Co., Ltd.	16,800	$264,672
Johnson Matthey PLC	85,911	2,979,379
Kaneka Corp.	57,000	315,237
Linde AG	19,853	3,091,918
Mitsubishi Gas Chemical Co., Inc.	55,000	312,675
Monsanto Co.	12,777	1,057,680
Nitto Denko Corp.	5,900	252,784
Shin-Etsu Chemical Co., Ltd.	34,500	1,899,846
Showa Denko KK	236,000	458,506
Solvay SA	5,637	556,548
Sumitomo Chemical Co., Ltd.	341,000	1,048,184
Toray Industries, Inc.	201,000	1,370,594
Tosoh Corp.	173,000	471,803

		$28,413,977

Commercial Banks — 5.3%

Banco Bilbao Vizcaya Argentaria SA	1,124,211	$8,028,387
Banco Santander SA	667,076	4,412,876
Barclays PLC	1,338,304	3,419,702
BB&T Corp.	34,843	1,074,907
BNP Paribas	76,501	2,949,472
CaixaBank SA	267,829	872,001
Credit Agricole SA(1)	468,955	2,069,236
Danske Bank A/S(1)	101,100	1,405,737
DNB ASA	23,300	231,683
Fifth Third Bancorp	192,006	2,572,880
First Horizon National Corp.	169,470	1,465,915
First Republic Bank(1)	23,946	804,586
Gunma Bank, Ltd. (The)	106,000	501,523
Hachijuni Bank, Ltd. (The)	89,000	462,635
Hiroshima Bank, Ltd. (The)	87,000	313,778
HSBC Holdings PLC	1,091,510	9,618,211
Huntington Bancshares, Inc.	307,053	1,965,139
Intesa Sanpaolo SpA	1,391,117	1,979,902
KBC Groep NV	22,722	480,512
KeyCorp	306,709	2,373,928
Lloyds Banking Group PLC(1)	3,975,334	1,941,987
Mizuho Financial Group, Inc.	155,441	262,578
Natixis	165,993	447,128
PNC Financial Services Group, Inc.	42,872	2,619,908
Shinsei Bank, Ltd.	390,000	474,474
Standard Chartered PLC	335,442	7,286,799
Sumitomo Mitsui Financial Group, Inc.	25,108	829,441
SunTrust Banks, Inc.	46,137	1,117,899
U.S. Bancorp	114,393	3,678,879
UniCredit SpA(1)	366,503	1,389,634
Wells Fargo & Co.	60,937	2,037,733
Zions Bancorporation	41,793	811,620

		$69,901,090

Commercial Services & Supplies — 0.4%

SECOM Co., Ltd.	60,200	$2,760,721
Toppan Printing Co., Ltd.	28,000	187,034
Waste Management, Inc.	81,625	2,726,275

		$5,674,030

Communications Equipment — 2.6%

Alcatel-Lucent(1)	295,793	$486,842
Cisco Systems, Inc.	901,321	15,475,681
JDS Uniphase Corp.(1)	28,713	315,843
Juniper Networks, Inc.(1)	78,925	1,287,267
Nokia Oyj	90,521	184,662
QUALCOMM, Inc.	305,753	17,024,327

		$34,774,622

Computers & Peripherals — 6.3%

Apple, Inc.(1)	136,860	$79,926,240
EMC Corp.(1)	76,080	1,949,930
NEC Corp.(1)	163,000	253,627
Toshiba Corp.	313,000	1,191,390

		$83,321,187

Construction & Engineering — 0.4%

Bouygues SA	19,011	$510,134
Chiyoda Corp.	69,000	845,411
Ferrovial SA	95,985	1,082,480
Fluor Corp.	9,129	450,425
JGC Corp.	67,000	1,942,419

		$4,830,869

Construction Materials — 0.2%

CRH PLC	79,131	$1,516,001
Imerys SA	10,993	560,429
Lafarge SA	6,791	303,274

		$2,379,704

Consumer Finance — 0.4%

American Express Co.	45,990	$2,677,078
Capital One Financial Corp.	10,344	565,403

See Notes to Financial Statements.

Eaton Vance
Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2012

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Consumer Finance (continued)

Credit Saison Co., Ltd.	45,600	$1,013,870
SLM Corp.	50,603	794,973

		$5,051,324

Containers & Packaging — 0.2%

Owens-Illinois, Inc.(1)	41,898	$803,185
Sealed Air Corp.	79,892	1,233,532
Toyo Seikan Kaisha, Ltd.	51,400	623,800

		$2,660,517

Distributors — 0.3%

Canon Marketing Japan, Inc.	14,600	$185,809
Genuine Parts Co.	56,294	3,391,713
LKQ Corp.(1)	30,965	1,034,231

		$4,611,753

Diversified Financial Services — 0.6%

CME Group, Inc.	955	$256,045
Deutsche Boerse AG	36,045	1,944,664
Groupe Bruxelles Lambert SA	4,239	287,741
ING Groep NV(1)	203,360	1,363,345
Investor AB, Class B	56,000	1,069,218
JPMorgan Chase & Co.	72,740	2,599,000
Moody’s Corp.	18,539	677,601
ORIX Corp.	4,130	384,899

		$8,582,513

Diversified Telecommunication Services — 2.6%

AT&T, Inc.	258,166	$9,206,200
Belgacom SA	25,589	727,679
BT Group PLC	454,642	1,506,469
Deutsche Telekom AG	380,834	4,173,722
France Telecom SA	351,722	4,624,575
Telefonica SA	572,588	7,537,225
Verizon Communications, Inc.	129,319	5,746,936
Windstream Corp.	133,199	1,286,702

		$34,809,508

Electric Utilities — 1.1%

Duke Energy Corp.	69,890	$1,611,663
E.ON AG	281,153	6,075,467
EDF SA	41,600	925,582
Edison International	51,169	2,364,008
Enel SpA	692,425	2,235,740
Fortum Oyj	90,266	1,714,188

		$14,926,648

Electrical Equipment — 0.8%

ABB, Ltd.(1)	397,061	$6,483,291
Cooper Industries PLC	21,762	1,483,733
Fujikura, Ltd.	69,000	206,520
Legrand SA	47,726	1,619,836
Mabuchi Motor Co., Ltd.	5,000	199,311

		$9,992,691

Electronic Equipment, Instruments & Components — 0.9%

Alps Electric Co., Ltd.	82,200	$580,525
Corning, Inc.	26,615	344,132
Keyence Corp.	1,210	299,321
Kyocera Corp.	53,734	4,650,135
Molex, Inc.	34,890	835,267
Nippon Electric Glass Co., Ltd.	75,000	447,941
OMRON Corp.	16,500	349,661
Taiyo Yuden Co., Ltd.	154,000	1,514,337
TDK Corp.	54,600	2,222,681

		$11,244,000

Energy Equipment & Services — 0.8%

CGGVeritas(1)	31,600	$817,325
Halliburton Co.	118,799	3,372,704
Saipem SpA	17,353	772,803
Schlumberger, Ltd.	62,861	4,080,307
Technip SA	9,124	950,866

		$9,994,005

Food & Staples Retailing — 2.2%

Carrefour SA	208,600	$3,851,879
Casino Guichard-Perrachon SA	11,211	985,430
CVS Caremark Corp.	157,620	7,365,583
Delhaize Group SA	27,344	1,001,661
Koninklijke Ahold NV	134,328	1,663,960
Kroger Co. (The)	14,980	347,386
Metro AG	26,403	769,914
Seven & i Holdings Co., Ltd.	88,400	2,664,848
Sysco Corp.	28,621	853,192
UNY Co., Ltd.	23,000	251,926
Wal-Mart Stores, Inc.	133,551	9,311,176

		$29,066,955

See Notes to Financial Statements.

Eaton Vance
Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2012

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Food Products — 3.1%

Archer-Daniels-Midland Co.	12,901	$380,838
Campbell Soup Co.	17,968	599,772
ConAgra Foods, Inc.	14,029	363,772
H.J. Heinz Co.	47,559	2,586,258
Kerry Group PLC, Class A	15,000	657,589
Kraft Foods, Inc., Class A	88,500	3,417,870
Maruha Nichiro Holdings, Inc.	111,000	175,649
Nestle SA	396,585	23,667,348
Nissin Foods Holdings Co., Ltd.	11,700	444,918
Toyo Suisan Kaisha, Ltd.	15,000	400,005
Unilever NV	206,666	6,903,765
Yakult Honsha Co., Ltd.	19,700	771,471

		$40,369,255

Gas Utilities — 0.1%

Gas Natural SDG SA	45,614	$585,668
Snam Rete Gas SpA	175,073	784,348

		$1,370,016

Health Care Equipment & Supplies — 0.7%

Analogic Corp.	12,942	$802,404
Covidien PLC	51,806	2,771,621
Edwards Lifesciences Corp.(1)	5,485	566,600
Hologic, Inc.(1)	28,813	519,787
Medtronic, Inc.	35,589	1,378,362
Orthofix International NV(1)	16,715	689,494
Terumo Corp.	71,500	2,938,415

		$9,666,683

Health Care Providers & Services — 1.1%

AmerisourceBergen Corp.	43,561	$1,714,125
DaVita, Inc.(1)	17,678	1,736,157
Laboratory Corp. of America Holdings(1)	16,119	1,492,781
Lincare Holdings, Inc.	46,110	1,568,662
McKesson Corp.	22,301	2,090,719
Team Health Holdings, Inc.(1)	17,059	410,951
Tenet Healthcare Corp.(1)	159,375	835,125
UnitedHealth Group, Inc.	64,272	3,759,912
WellPoint, Inc.	7,456	475,618

		$14,084,050

Hotels, Restaurants & Leisure — 1.2%

Accor SA	26,214	$821,476
Bally Technologies, Inc.(1)	11,183	521,799
Carnival Corp.	46,402	1,590,196
International Game Technology	42,344	666,918
Marriott International, Inc., Class A	10,655	417,676
McDonald’s Corp.	73,173	6,478,006
Six Flags Entertainment Corp.	17,977	973,994
Yum! Brands, Inc.	68,297	4,399,693

		$15,869,758

Household Durables — 0.2%

Casio Computer Co., Ltd.	85,000	$557,348
PulteGroup, Inc.(1)	84,375	902,812
Sekisui Chemical Co., Ltd.	61,000	566,736
Sony Corp.	57,600	823,637

		$2,850,533

Household Products — 1.0%

Clorox Co. (The)	20,211	$1,464,489
Colgate-Palmolive Co.	3,997	416,088
Henkel AG & Co. KGaA, PFC Shares	20,000	1,328,916
Kimberly-Clark Corp.	23,485	1,967,338
Procter & Gamble Co.	78,880	4,831,400
Reckitt Benckiser Group PLC	37,889	2,002,698
Uni-Charm Corp.	12,400	705,823

		$12,716,752

Industrial Conglomerates — 1.6%

3M Co.	53,517	$4,795,123
General Electric Co.	197,680	4,119,651
Nisshinbo Holdings, Inc.	82,000	626,420
Siemens AG	143,421	12,051,243

		$21,592,437

Insurance — 3.6%

ACE, Ltd.	25,406	$1,883,347
Ageas NV SA	225,000	446,821
Allianz SE	84,009	8,450,027
Allstate Corp. (The)	16,927	593,969
Aon PLC	3,503	163,870
Assicurazioni Generali SpA	284,622	3,859,138
Berkshire Hathaway, Inc., Class B(1)	16,883	1,406,860
Chubb Corp.	4,667	339,851
Cincinnati Financial Corp.	95,829	3,648,210
CNP Assurances(1)	56,816	693,948
Delta Lloyd NV	38,000	528,450
Hartford Financial Services Group, Inc.	64,880	1,143,834
HCC Insurance Holdings, Inc.	27,655	868,367
Lincoln National Corp.	41,690	911,760
Mapfre SA	129,606	263,664

See Notes to Financial Statements.

Eaton Vance
Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2012

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Insurance (continued)

Marsh & McLennan Cos., Inc.	88,523	$2,853,096
MetLife, Inc.	107,541	3,317,640
MS&AD Insurance Group Holdings, Inc.	68,100	1,191,429
Principal Financial Group, Inc.	44,331	1,162,802
Prudential Financial, Inc.	37,177	1,800,482
Prudential PLC	349,752	4,055,381
Resolution, Ltd.	95,702	294,395
RSA Insurance Group PLC	678,764	1,152,262
SCOR SE	63,370	1,536,246
Sony Financial Holdings, Inc.	27,200	443,950
Standard Life PLC	479,801	1,756,758
Swiss Life Holding AG(1)	9,633	907,937
T&D Holdings, Inc.	54,600	581,648
Tryg A/S	15,498	871,210

		$47,127,352

Internet & Catalog Retail — 1.5%

Amazon.com, Inc.(1)	61,374	$14,014,753
priceline.com, Inc.(1)	9,664	6,421,921

		$20,436,674

Internet Software & Services — 2.6%

Baidu, Inc. ADR(1)	47,339	$5,443,038
eBay, Inc.(1)	83,100	3,491,031
Google, Inc., Class A(1)	41,753	24,219,663
United Internet AG	44,534	765,586

		$33,919,318

IT Services — 2.1%

Accenture PLC, Class A	11,810	$709,663
Amadeus IT Holding SA, Class A	24,489	518,829
AtoS	5,628	336,571
CapGemini SA	56,171	2,067,412
Cognizant Technology Solutions Corp., Class A(1)	81,339	4,880,340
Fidelity National Information Services, Inc.	51,873	1,767,832
Indra Sistemas SA	107,008	996,249
International Business Machines Corp.	62,048	12,135,348
MasterCard, Inc., Class A	3,924	1,687,752
Nomura Research Institute, Ltd.	6,800	149,638
NTT Data Corp.	209	641,475
Obic Co., Ltd.	730	140,101
Otsuka Corp.	2,600	221,345
Western Union Co.	49,601	835,281

		$27,087,836

Leisure Equipment & Products — 0.2%

Hasbro, Inc.	21,651	$733,319
Nikon Corp.	63,000	1,917,765
Sankyo Co., Ltd.	4,300	209,837

		$2,860,921

Life Sciences Tools & Services — 0.2%

Agilent Technologies, Inc.	13,037	$511,572
Bruker Corp.(1)	41,491	552,245
PerkinElmer, Inc.	27,425	707,565
Thermo Fisher Scientific, Inc.	17,359	901,106

		$2,672,488

Machinery — 2.2%

Caterpillar, Inc.	35,948	$3,052,345
Dover Corp.	15,298	820,126
Eaton Corp.	45,472	1,802,055
Ebara Corp.	188,000	728,004
Fanuc, Ltd.	55,727	9,160,460
IHI Corp.	213,000	455,604
Japan Steel Works, Ltd.	71,000	392,006
Kawasaki Heavy Industries, Ltd.	107,000	293,442
Komatsu, Ltd.	67,800	1,618,476
Kone Oyj, Class B	7,667	463,035
Kurita Water Industries, Ltd.	7,400	171,169
Makita Corp.	6,700	235,033
MAN AG	10,039	1,026,746
Minebea Co., Ltd.	290,127	1,156,194
NSK, Ltd.	32,000	207,344
NTN Corp.	52,000	163,691
Okuma Corp.	32,000	217,197
Pall Corp.	23,035	1,262,548
Parker Hannifin Corp.	13,311	1,023,350
SMC Corp.	1,900	329,418
Snap-On, Inc.	15,120	941,220
Stanley Black & Decker, Inc.	40,728	2,621,254
Sumitomo Heavy Industries, Ltd.	119,000	535,852
Titan International, Inc.	13,412	328,996

		$29,005,565

Marine — 0.1%

Kirby Corp.(1)	3,948	$185,872
Nippon Yusen KK	473,000	1,251,011

		$1,436,883

See Notes to Financial Statements.

Eaton Vance
Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2012

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Media — 3.2%

British Sky Broadcasting Group PLC	480,276	$5,235,918
Comcast Corp., Class A	435,803	13,932,622
Focus Media Holding, Ltd. ADR	10,518	246,963
Hakuhodo DY Holdings, Inc.	9,590	636,402
IMAX Corp.(1)	77,253	1,856,390
Interpublic Group of Cos., Inc.	50,333	546,113
JC Decaux SA	44,715	986,082
Jupiter Telecommunications Co., Ltd.	210	214,424
McGraw-Hill Cos., Inc. (The)	27,142	1,221,390
Omnicom Group, Inc.	54,629	2,654,969
ProSiebenSat.1 Media AG, PFC Shares	27,382	613,827
Time Warner Cable, Inc.	21,148	1,736,251
Time Warner, Inc.	10,926	420,651
Virgin Media, Inc.	100,424	2,449,341
Walt Disney Co. (The)	172,419	8,362,322
Wolters Kluwer NV	45,032	715,992

		$41,829,657

Metals & Mining — 2.2%

Anglo American PLC	100,152	$3,291,530
ArcelorMittal	66,297	1,014,311
BHP Billiton PLC	189,390	5,382,925
Boliden AB	55,800	778,624
Cliffs Natural Resources, Inc.	9,184	452,679
Dowa Holdings Co., Ltd.	105,000	651,129
JFE Holdings, Inc.	8,900	148,960
Kobe Steel, Ltd.	216,000	259,837
Mitsubishi Materials Corp.	80,000	231,991
Newmont Mining Corp.	25,922	1,257,476
Nucor Corp.	23,673	897,207
Pacific Metals Co., Ltd.	42,000	172,810
Randgold Resources, Ltd.	9,456	848,981
Rio Tinto PLC	168,867	8,025,179
Sumitomo Metal Industries, Ltd.	307,000	506,429
Sumitomo Metal Mining Co., Ltd.	66,000	743,760
Umicore SA	13,474	622,971
United States Steel Corp.	51,234	1,055,420
Xstrata PLC	205,850	2,588,236

		$28,930,455

Multi-Utilities — 1.6%

Centrica PLC	778,444	$3,892,191
CMS Energy Corp.	137,634	3,234,399
Consolidated Edison, Inc.	24,350	1,514,326
Dominion Resources, Inc.	27,793	1,500,822
GDF Suez	354,611	8,456,698
NiSource, Inc.	42,420	1,049,895
Public Service Enterprise Group, Inc.	58,826	1,911,845

		$21,560,176

Multiline Retail — 1.0%

Isetan Mitsukoshi Holdings, Ltd.	71,332	$757,858
Kohl’s Corp.	23,927	1,088,439
Macy’s, Inc.	48,120	1,652,922
Marks & Spencer Group PLC	432,844	2,207,349
Next PLC	41,584	2,088,022
Nordstrom, Inc.	19,173	952,706
PPR SA	7,380	1,051,882
Target Corp.	54,531	3,173,159

		$12,972,337

Office Electronics — 0.4%

Brother Industries, Ltd.	22,000	$251,879
Canon, Inc.	76,200	3,041,181
Konica Minolta Holdings, Inc.	66,500	523,884
Ricoh Co., Ltd.	23,000	194,110
Xerox Corp.	208,743	1,642,807

		$5,653,861

Oil, Gas & Consumable Fuels — 7.7%

Anadarko Petroleum Corp.	35,234	$2,332,491
BP PLC	1,041,156	6,953,046
Cairn Energy PLC(1)	244,242	1,017,036
Chevron Corp.	95,020	10,024,610
ConocoPhillips	90,139	5,036,967
Cosmo Oil Co., Ltd.	79,000	201,075
Devon Energy Corp.	8,417	488,102
ENI SpA	367,347	7,804,339
Exxon Mobil Corp.	207,138	17,724,799
Hess Corp.	20,723	900,414
Idemitsu Kosan Co., Ltd.	3,100	278,075
Marathon Petroleum Corp.	21,876	982,670
Phillips 66(1)	36,105	1,200,130
Royal Dutch Shell PLC, Class A	338,811	11,415,546
Royal Dutch Shell PLC, Class B	320,700	11,200,041
Southwestern Energy Co.(1)	24,167	771,652
Spectra Energy Corp.	35,562	1,033,432
Suncor Energy, Inc.	17,376	503,035
Total SA	405,019	18,229,449
Williams Cos., Inc.	108,727	3,133,512
WPX Energy, Inc.(1)	16,500	266,970

		$101,497,391

See Notes to Financial Statements.

Eaton Vance
Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2012

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Paper & Forest Products — 0.1%

International Paper Co.	29,828	$862,328
OJI Paper Co., Ltd.	44,000	168,587

		$1,030,915

Personal Products — 0.3%

Estee Lauder Cos., Inc. (The), Class A	25,480	$1,378,978
Kao Corp.	85,654	2,362,199
USANA Health Sciences, Inc.(1)	7,218	296,804

		$4,037,981

Pharmaceuticals — 7.9%

Abbott Laboratories	115,361	$7,437,323
Allergan, Inc.	27,084	2,507,166
Astellas Pharma, Inc.	58,400	2,548,501
AstraZeneca PLC	135,442	6,052,585
Bayer AG	45,192	3,256,502
Chugai Pharmaceutical Co., Ltd.	114,200	2,164,919
Daiichi Sankyo Co., Ltd.	41,500	699,767
Eisai Co., Ltd.	59,846	2,620,712
Eli Lilly & Co.	41,259	1,770,424
GlaxoSmithKline PLC	541,207	12,292,994
Hisamitsu Pharmaceutical Co., Inc.	4,800	236,230
Johnson & Johnson	116,341	7,859,998
Merck & Co., Inc.	212,993	8,892,458
Mitsubishi Tanabe Pharma Corp.	10,000	143,796
Novartis AG	240,605	13,452,541
Pfizer, Inc.	109,562	2,519,926
Roche Holding AG PC	90,220	15,583,964
Sanofi	129,268	9,785,690
Takeda Pharmaceutical Co., Ltd.	20,531	932,145
UCB SA	9,177	463,579
Watson Pharmaceuticals, Inc.(1)	32,108	2,375,671

		$103,596,891

Professional Services — 0.3%

Adecco SA(1)	26,539	$1,180,183
Equifax, Inc.	15,217	709,112
Experian PLC	29,123	410,872
Intertek Group PLC	7,167	300,268
Robert Half International, Inc.	36,884	1,053,776

		$3,654,211

Real Estate Investment Trusts (REITs) — 0.9%

American Tower Corp.	19,546	$1,366,461
AvalonBay Communities, Inc.	19,158	2,710,474
British Land Co. PLC	195,831	1,568,116
Capital Shopping Centres Group PLC	189,600	957,833
Japan Real Estate Investment Corp.	37	339,244
Nippon Building Fund, Inc.	40	386,747
Simon Property Group, Inc.	32,545	5,065,954

		$12,394,829

Real Estate Management & Development — 0.3%

Capital & Counties Properties PLC	189,600	$623,202
CB Richard Ellis Group, Inc., Class A(1)	41,385	677,059
Daito Trust Construction Co., Ltd.	6,300	597,190
Heiwa Real Estate Co., Ltd.	202,500	473,780
Nomura Real Estate Holdings, Inc.	27,400	501,758
NTT Urban Development Corp.	443	358,401
Sumitomo Realty & Development Co., Ltd.	23,000	565,716

		$3,797,106

Road & Rail — 0.6%

Central Japan Railway Co.	55	$433,173
CSX Corp.	115,014	2,571,713
East Japan Railway Co.	11,200	703,262
Hankyu Hanshin Holdings, Inc.	128	646
Kansas City Southern	23,993	1,668,953
Keio Corp.	139,000	1,007,468
Ryder System, Inc.	14,154	509,686
Tobu Railway Co., Ltd.	135,000	709,744

		$7,604,645

Semiconductors & Semiconductor Equipment — 3.5%

ARM Holdings PLC	410,900	$3,255,403
Broadcom Corp., Class A(1)	124,725	4,215,705
Cirrus Logic, Inc.(1)	62,702	1,873,536
Cree, Inc.(1)	17,003	436,467
Cypress Semiconductor Corp.(1)	217,447	2,874,649
Intel Corp.	797,920	21,264,568
NXP Semiconductors NV(1)	54,841	1,275,053
ON Semiconductor Corp.(1)	53,708	381,327
ROHM Co., Ltd.	6,300	242,767
STMicroelectronics NV	36,627	199,312
Taiwan Semiconductor Manufacturing Co., Ltd. ADR(1)	91,231	1,273,585
Texas Instruments, Inc.	157,242	4,511,273
Tokyo Electron, Ltd.	67,300	3,156,027
Veeco Instruments, Inc.(1)	19,590	673,112

		$45,632,784

See Notes to Financial Statements.

Eaton Vance
Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2012

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Software — 5.2%

Citrix Systems, Inc.(1)	46,346	$3,890,283
Compuware Corp.(1)	66,874	621,260
Concur Technologies, Inc.(1)	29,482	2,007,724
Dassault Systemes SA	8,000	750,573
Konami Corp.	56,900	1,289,286
Microsoft Corp.	1,282,918	39,244,462
Nuance Communications, Inc.(1)	90,485	2,155,353
Oracle Corp.	529,690	15,731,793
Sage Group PLC (The)	110,516	480,996
Trend Micro, Inc.	69,397	2,044,459

		$68,216,189

Specialty Retail — 1.9%

Abercrombie & Fitch Co., Class A	10,682	$364,684
CarMax, Inc.(1)	5,464	141,736
Fast Retailing Co., Ltd.	50,300	10,064,606
Gap, Inc. (The)	73,351	2,006,883
Hennes & Mauritz AB, Class B	21,800	782,487
Home Depot, Inc. (The)	134,573	7,131,023
Lowe’s Companies, Inc.	115,992	3,298,813
Tiffany & Co.	26,337	1,394,544
USS Co., Ltd.	2,720	293,493
Yamada Denki Co., Ltd.	4,360	223,225

		$25,701,494

Textiles, Apparel & Luxury Goods — 0.9%

Adidas AG	18,804	$1,347,831
Asics Corp.	20,000	253,712
Christian Dior SA	10,660	1,466,036
Coach, Inc.	16,626	972,288
Hanesbrands, Inc.(1)	25,679	712,079
LVMH Moet Hennessy Louis Vuitton SA	10,000	1,521,897
NIKE, Inc., Class B	30,110	2,643,056
Onward Holdings Co., Ltd.	30,000	227,051
Swatch Group, Ltd. (The)	7,745	3,061,145

		$12,205,095

Thrifts & Mortgage Finance — 0.1%

Hudson City Bancorp, Inc.	258,361	$1,645,760

		$1,645,760

Tobacco — 2.5%

Altria Group, Inc.	22,116	$764,108
British American Tobacco PLC	275,025	13,982,269
Imperial Tobacco Group PLC	177,291	6,830,712
Japan Tobacco, Inc.	81,800	2,423,377
Philip Morris International, Inc.	104,479	9,116,838

		$33,117,304

Trading Companies & Distributors — 0.5%

Marubeni Corp.	147,000	$979,446
Mitsubishi Corp.	77,500	1,566,607
Sumitomo Corp.	122,000	1,707,001
Wolseley PLC	51,754	1,929,010

		$6,182,064

Transportation Infrastructure — 0.1%

ADP	13,565	$1,026,004
Kamigumi Co., Ltd.	46,000	365,935

		$1,391,939

Wireless Telecommunication Services — 2.0%

KDDI Corp.	587	$3,786,682
MetroPCS Communications, Inc.(1)	31,693	191,743
Rogers Communications, Inc., Class B	46,378	1,679,347
Softbank Corp.	149,098	5,549,971
Vodafone Group PLC	5,349,088	15,034,980

		$26,242,723

Total Common Stocks — 101.1%
(identified cost $1,089,245,771)		$1,332,422,660

Warrants — 0.0%(2)

Security	Shares	Value

Oil, Gas & Consumable Fuels — 0.0%(2)

Kinder Morgan, Inc., Expires 5/25/17(1)	26,668	$57,603

Total Warrants
(identified cost $44,908)		$57,603

Total Investments — 101.1%
(identified cost $1,089,290,679)		$1,332,480,263

See Notes to Financial Statements.

Eaton Vance
Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2012

Portfolio of Investments (Unaudited) — continued

Call Options Written — (2.1)%
Exchange-Traded Options — (1.0)%

	Number of	Strike		Expiration
Description	Contracts	Price		Date	Value

NASDAQ 100 Index	285		$2,575	7/21/2012	$(1,963,650)
NASDAQ 100 Index	250		2,600	7/21/2012	(1,301,250)
NASDAQ 100 Index	125		2,605	7/21/2012	(616,250)
NASDAQ 100 Index	250		2,615	7/21/2012	(1,067,500)
NASDAQ 100 Index	110		2,625	7/21/2012	(402,050)
S&P 500 Index	355		1,340	7/21/2012	(1,219,425)
S&P 500 Index	825		1,345	7/21/2012	(2,536,875)
S&P 500 Index	715		1,350	7/21/2012	(1,944,800)
S&P 500 Index	715		1,355	7/21/2012	(1,705,275)
S&P 500 Index	345		1,360	7/21/2012	(712,425)

					$(13,469,500)

Over-the-Counter Options — (1.1)%

	Number of	Strike		Expiration
Description	Contracts	Price		Date	Value

Dow Jones Euro Stoxx 50 Index(3)	27,000	EUR	2,200	7/20/2012	$(2,806,940)
Dow Jones Euro Stoxx 50 Index(4)	26,500	EUR	2,225	7/20/2012	(2,179,822)
Dow Jones Euro Stoxx 50 Index(5)	25,550	EUR	2,225	7/20/2012	(2,101,678)
FTSE 100 Index(6)	5,750	GBP	5,550	7/20/2012	(875,772)
FTSE 100 Index(5)	5,550	GBP	5,550	7/20/2012	(845,311)
FTSE 100 Index(3)	2,550	GBP	5,600	7/20/2012	(282,553)
FTSE 100 Index(4)	2,600	GBP	5,650	7/20/2012	(199,528)
Nikkei 225 Index(4)	1,130,000	JPY	8,750	7/13/2012	(4,276,287)
SMI Index(5)	5,950	CHF	6,000	7/20/2012	(712,132)
SMI Index(4)	1,350	CHF	6,000	7/20/2012	(161,576)
SMI Index(6)	1,350	CHF	6,100	7/20/2012	(75,597)

					$(14,517,196)

Total Call Options Written
(premiums received $21,820,807)					$(27,986,696)

Other Assets, Less Liabilities — 1.0%					$13,526,088

Net Assets — 100.0%					$1,318,019,655

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	- American Depositary Receipt
PC	- Participation Certificate
PFC Shares	- Preference Shares
CHF	- Swiss Franc
EUR	- Euro
GBP	- British Pound Sterling
JPY	- Japanese Yen

(1)	Non-income producing security.

(2)	Amount is less than 0.05%.

(3)	Counterparty is Barclays Bank PLC.

(4)	Counterparty is Credit Suisse International.

(5)	Counterparty is Citibank NA.

(6)	Counterparty is Morgan Stanley & Co. International PLC

Country Concentration of Portfolio

	Percentage
Country	of Net Assets	Value

United States	54.3%	$715,814,364
United Kingdom	12.8	168,659,374
Japan	10.7	140,865,192
France	5.6	73,211,620
Switzerland	5.3	69,632,204
Germany	5.1	67,153,949
Spain	1.8	24,297,379
Italy	1.6	21,204,523
Netherlands	1.4	18,888,891
Ireland	0.5	7,138,607
China	0.4	5,690,001
Belgium	0.4	4,587,512
Canada	0.3	4,038,772
Other Countries, less than 0.3% each	0.9	11,297,875

Total Investments	101.1%	$1,332,480,263

See Notes to Financial Statements.

Eaton Vance
Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2012

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2012

Investments, at value (identified cost, $1,089,290,679)	$1,332,480,263
Cash	10,718,793
Foreign currency, at value (identified cost, $591,280)	591,537
Dividends receivable	1,954,712
Receivable for investments sold	44,954
Tax reclaims receivable	1,528,428

Total assets	$1,347,318,687

Liabilities

Written options outstanding, at value (premiums received, $21,820,807)	$27,986,696
Payable to affiliates:
Investment adviser fee	1,065,477
Trustees’ fees	13,433
Accrued expenses	233,426

Total liabilities	$29,299,032

Net Assets	$1,318,019,655

Sources of Net Assets

Common shares, $0.01 par value, unlimited number of shares authorized, 107,229,535 shares issued and outstanding	$1,072,295
Additional paid-in capital	1,116,097,898
Accumulated net realized gain	10,757,407
Accumulated distributions in excess of net investment income	(46,936,863)
Net unrealized appreciation	237,028,918

Net Assets	$1,318,019,655

Net Asset Value

($1,318,019,655 ÷ 107,229,535 common shares issued and outstanding)	$12.29

See Notes to Financial Statements.

Eaton Vance
Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2012

Statement of Operations (Unaudited)

Six Months Ended
Investment Income	June 30, 2012

Dividends (net of foreign taxes, $1,569,280)	$23,375,223

Total investment income	$23,375,223

Expenses

Investment adviser fee	$6,732,190
Trustees’ fees and expenses	28,441
Custodian fee	260,163
Transfer and dividend disbursing agent fees	10,148
Legal and accounting services	35,942
Printing and postage	135,017
Miscellaneous	73,392

Total expenses	$7,275,293

Deduct —
Reduction of custodian fee	$2,936

Total expense reductions	$2,936

Net expenses	$7,272,357

Net investment income	$16,102,866

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$23,580,485
Written options	(5,226,883)
Foreign currency transactions	17,919

Net realized gain	$18,371,521

Change in unrealized appreciation (depreciation) —
Investments	$53,161,412
Written options	(16,861,823)
Foreign currency	(76,048)

Net change in unrealized appreciation (depreciation)	$36,223,541

Net realized and unrealized gain	$54,595,062

Net increase in net assets from operations	$70,697,928

See Notes to Financial Statements.

Eaton Vance
Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2012

Statements of Changes in Net Assets

	Six Months Ended
	June 30, 2012	Year Ended
Increase (Decrease) in Net Assets	(Unaudited)	December 31, 2011

From operations —
Net investment income	$16,102,866	$21,243,219
Net realized gain (loss) from investment transactions, written options and foreign currency transactions	18,371,521	(4,836,046)
Net change in unrealized appreciation (depreciation) from investments, written options and foreign currency	36,223,541	(4,599,133)

Net increase in net assets from operations	$70,697,928	$11,808,040

Distributions to shareholders —
From net investment income	$(62,622,048)*	$(20,783,660)
Tax return of capital	–	(108,921,186)

Total distributions	$(62,622,048)	$(129,704,846)

Net increase (decrease) in net assets	$8,075,880	$(117,896,806)

Net Assets

At beginning of period	$1,309,943,775	$1,427,840,581

At end of period	$1,318,019,655	$1,309,943,775

Accumulated distributions in excess of net investment income included in net assets

At end of period	$(46,936,863)	$(417,681)

*	A portion of the distributions may be deemed a tax return of capital at year-end. See Note 2.

See Notes to Financial Statements.

Eaton Vance
Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2012

Financial Highlights

	Six Months Ended		Year Ended December 31,
	June 30, 2012
	(Unaudited)		2011	2010	2009	2008	2007

Net asset value — Beginning of period	$12.220		$13.320	$13.840	$12.450	$19.670	$19.560

Income (Loss) From Operations

Net investment income(1)	$0.150		$0.198	$0.160	$0.199	$0.287	$0.213
Net realized and unrealized gain (loss)	0.504		(0.088)	0.792	2.991	(5.707)	1.697

Total income (loss) from operations	$0.654		$0.110	$0.952	$3.190	$(5.420)	$1.910

Less Distributions

From net investment income	$(0.584	)*	$(0.194)	$(0.167)	$(0.204)	$(0.285)	$(0.039)
From net realized gain	—		—	(0.019)	—	—	(0.098)
Tax return of capital	—		(1.016)	(1.286)	(1.596)	(1.515)	(1.663)

Total distributions	$(0.584)		$(1.210)	$(1.472)	$(1.800)	$(1.800)	$(1.800)

Net asset value — End of period	$12.290		$12.220	$13.320	$13.840	$12.450	$19.670

Market value — End of period	$10.480		$10.280	$12.250	$13.890	$10.120	$17.360

Total Investment Return on Net Asset Value(2)	6.10	%(3)	2.21%	8.24%	28.83%	(27.36)%	10.55%

Total Investment Return on Market Value(2)	7.55	%(3)	(6.50)%	(0.81)%	59.07%	(33.09)%	(6.08)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,318,020		$1,309,944	$1,427,841	$1,478,242	$1,323,987	$2,091,164
Ratios (as a percentage of average daily net assets):
Expenses(4)	1.08	%(5)	1.08%	1.09%	1.09%	1.08%	1.08%
Net investment income	2.40	%(5)	1.53%	1.23%	1.57%	1.76%	1.07%
Portfolio Turnover	3	%(3)	17%	12%	31%	33%	13%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested.
(3)	Not annualized.
(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(5)	Annualized.
*	A portion of the distributions may be deemed a tax return of capital at year-end. See Note 2.

See Notes to Financial Statements.

Eaton Vance
Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2012

Notes to Financial Statements (Unaudited)

1 Significant Accounting Policies

Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund (the Fund) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, closed-end management investment company. The Fund’s primary investment objective is to provide current income and gains, with a secondary objective of capital appreciation.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Exchange-traded options are valued at the mean between the bid and asked prices at valuation time as reported by the Options Price Reporting Authority for U.S. listed options or by the relevant exchange or board of trade for non-U.S. listed options. Over-the-counter options are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates.

D Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At December 31, 2011, the Fund, for federal income tax purposes, had deferred capital losses of $684,433 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year.

As of June 30, 2012, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

Eaton Vance
Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2012

Notes to Financial Statements (Unaudited) — continued

F Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H Indemnifications — Under the Fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Fund) could be deemed to have personal liability for the obligations of the Fund. However, the Fund’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Fund shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I Written Options — Upon the writing of a call or a put option, the premium received by the Fund is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Fund’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Fund is required to deliver an amount of cash determined by the excess of the strike price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the strike price of the option (in the case of a call) at contract termination. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Fund may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

J Interim Financial Statements — The interim financial statements relating to June 30, 2012 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders

Subject to its Managed Distribution Plan, the Fund intends to make quarterly distributions from its cash available for distribution, which consists of the Fund’s dividends and interest income after payment of Fund expenses, net option premiums and net realized and unrealized gains on stock investments. The Fund intends to distribute all or substantially all of its net realized capital gains. Distributions are recorded on the ex-dividend date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income. Distributions in any year may include a substantial return of capital component. For the six months ended June 30, 2012, the amount of distributions estimated to be a tax return of capital was approximately $39,118,000. The final determination of tax characteristics of the Fund’s distributions will occur at the end of the year, at which time it will be reported to the shareholders.

3 Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for management and investment advisory services rendered to the Fund. The fee is computed at an annual rate of 1.00% of the Fund’s average daily gross assets and is payable monthly. Gross assets as referred to herein represent net assets plus obligations attributable to investment leverage, if any. For the six months ended June 30, 2012, the Fund’s investment adviser fee amounted to $6,732,190. Pursuant to a sub-advisory agreement, EVM has delegated a portion of the investment management to Parametric Portfolio Associates LLC (Parametric), an affiliate of EVM. EVM pays Parametric a portion of its advisory fee for sub-advisory services provided to the Fund. EVM also serves as administrator of the Fund, but receives no compensation.

Except for Trustees of the Fund who are not members of EVM’s organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2012, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

Eaton Vance
Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2012

Notes to Financial Statements (Unaudited) — continued

4 Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $40,078,909 and $96,916,462, respectively, for the six months ended June 30, 2012.

5 Common Shares of Beneficial Interest

The Fund may issue common shares pursuant to its dividend reinvestment plan. There were no transactions in common shares for the six months ended June 30, 2012 and year ended December 31, 2011.

6 Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,090,751,175

Gross unrealized appreciation	$326,861,392
Gross unrealized depreciation	(85,132,304)

Net unrealized appreciation	$241,729,088

7 Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of written call options at June 30, 2012 is included in the Portfolio of Investments.

Written options activity for the six months ended June 30, 2012 was as follows:

	Number of	Premiums
	Contracts	Received

Outstanding, beginning of period	1,288,865	$25,626,665
Options written	7,701,235	120,746,852
Options terminated in closing purchase transactions	(2,962,845)	(104,069,432)
Options expired	(4,789,130)	(20,483,278)

Outstanding, end of period	1,238,125	$21,820,807

All of the assets of the Fund are subject to segregation to satisfy the requirements of the escrow agent. At June 30, 2012, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes index call options above the current value of the index to generate premium income. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying index decline. The Fund is not subject to counterparty credit risk with respect to its written options as the Fund, not the counterparty, is obligated to perform under such derivatives.

The Fund enters into over-the-counter written options that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those derivatives in a liability position. At June 30, 2012, the fair value of derivatives with credit-related contingent features in a net liability position was $14,517,196.

Eaton Vance
Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2012

Notes to Financial Statements (Unaudited) — continued

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity price risk at June 30, 2012 was as follows:

	Fair Value

Derivative	Asset Derivative	Liability Derivative

Written options	$—	$(27,986,696	)(1)

(1)	Statement of Assets and Liabilities location: Written options outstanding, at value.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is equity price risk for the six months ended June 30, 2012 was as follows:

	Realized Gain (Loss)		Change in Unrealized
	on Derivatives Recognized		Appreciation (Depreciation) on
Derivative	in Income		Derivatives Recognized in Income

Written options	$(5,226,883	)(1)	$(16,861,823	)(2)

(1)	Statement of Operations location: Net realized gain (loss) – Written options.
(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Written options.

8 Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

9 Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Eaton Vance
Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2012

Notes to Financial Statements (Unaudited) — continued

At June 30, 2012, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$103,589,750	$61,108,734	$—	$164,698,484
Consumer Staples	51,766,467	87,099,078	—	138,865,545
Energy	51,851,795	59,639,601	—	111,491,396
Financials	69,500,709	98,985,917	—	168,486,626
Health Care	85,209,189	73,172,340	—	158,381,529
Industrials	55,421,149	62,903,495	—	118,324,644
Information Technology	276,401,592	33,448,205	—	309,849,797
Materials	12,206,498	51,209,070	—	63,415,568
Telecommunication Services	18,110,928	42,941,303	—	61,052,231
Utilities	13,186,958	24,669,882	—	37,856,840

Total Common Stocks	$737,245,035	$595,177,625 *	$—	$1,332,422,660

Warrants	$57,603	$—	$—	$57,603

Total Investments	$737,302,638	$595,177,625	$—	$1,332,480,263

Liability Description

Call Options Written	$(13,469,500)	$(14,517,196)	$—	$(27,986,696)

Total	$(13,469,500)	$(14,517,196)	$—	$(27,986,696)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of December 31, 2011 whose fair value was determined using Level 3 inputs. At June 30, 2012, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

10 Legal Proceedings

In November 2010, the Fund was named as defendant and a putative member of the proposed defendant class of shareholders in the case entitled Official Committee of Unsecured Creditors (“UCC”) of the Tribune Company v. FitzSimons, et al. as a result of its ownership of shares in the Tribune Company (“Tribune”) in 2007 when Tribune effected a leveraged buyout transaction and was converted to a privately held company. The UCC seeks to recover payments of the proceeds of the LBO. This adversary proceeding in the Bankruptcy Court has been stayed pending further order of the Bankruptcy Court. The value of the proceeds received by the Fund is approximately $891,000 (equal to 0.07% of net assets at June 30, 2012).

In addition, on June 2, 2011, another group of Tribune creditors filed multiple actions involving state law constructive fraudulent conveyance claims against former Tribune shareholders. The Fund also has been named in one or more of these lawsuits.

The Fund cannot predict the outcome of these proceedings or the effect, if any, on the Fund’s net asset value. The attorneys’ fees and costs related to these actions will be expensed by the Fund as incurred.

Eaton Vance
Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2012

Annual Meeting of Shareholders

The Fund held its Annual Meeting of Shareholders on April 20, 2012. The following action was taken by the shareholders:

Item 1: The election of Scott E. Eston, Benjamin C. Esty, Thomas E. Faust Jr. and Allen R. Freedman as Class I Trustees of the Fund for a three-year term expiring in 2015 and Harriett Tee Taggart as a Class II Trustee of the Fund for a one-year term expiring in 2013.

Nominee for Trustee	Number of Shares
Elected by All Shareholders	For	Withheld

Scott E. Eston	98,212,259	2,907,140
Benjamin C. Esty	98,166,808	2,952,591
Thomas E. Faust Jr.	98,174,532	2,944,867
Allen R. Freedman	98,105,447	3,013,952
Harriett Tee Taggart	98,192,947	2,926,452

Eaton Vance
Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2012

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 23, 2012, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2012, as well as information considered during prior meetings of the committee. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to benchmark indices and customized peer groups, in each case as approved by the Board with respect to the funds;
•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and the fund’s policies with respect to “soft dollar” arrangements;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;
•	Information about each adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of each adviser with respect to trading;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;
•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Eaton Vance
Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2012

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2012, with respect to one or more funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met ten, nineteen, seven, eight and fourteen times respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund. The Board and its Committees considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund (the “Fund”) with Eaton Vance Management (the “Adviser”) and the sub-advisory agreement with Parametric Portfolio Associates LLC (the “Sub-adviser”), an affiliate of Eaton Vance Management, including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement and the sub-advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement and the sub-advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-adviser.

The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. With respect to the Adviser, the Board considered the Adviser’s responsibilities supervising the Sub-adviser and coordinating its activities in implementing the Fund’s investment strategy. In particular, the Board considered, where relevant, the abilities and experience of such investment personnel in analyzing factors such as tax efficiency and special considerations relevant to investing in stocks and selling call options on the S&P 500 Index and the NASDAQ 100. The Board noted that the Adviser has devoted extensive resources to in-house equity research and also draws upon independent research available from third-party sources. With respect to the Sub-adviser, the Board noted the Sub-adviser’s experience in deploying quantitative-based investment strategies. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading,

Eaton Vance
Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2012

Board of Trustees’ Contract Approval — continued

frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement and the sub-advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider as well as a customized peer group of similarly managed funds and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three- and five-year periods ended September 30, 2011 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates payable by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2011, as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the Eaton Vance fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates, including the Sub-adviser, in connection with their relationships with the Fund, including the benefits of research services that may be available to the Adviser or the Sub-adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also considered the fact that the Fund is not continuously offered and concluded that, in light of the level of the Adviser’s profits with respect to the Fund, the implementation of breakpoints in the advisory fee schedule is not appropriate at this time.

Eaton Vance
Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2012

Officers and Trustees

Officers of Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund

Walter A. Row, III President Duncan W. Richardson Vice President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Trustees of Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund

Ralph F. Verni Chairman Scott E. Eston Benjamin C. Esty Thomas E. Faust Jr.* Allen R. Freedman	William H. Park Ronald A. Pearlman Helen Frame Peters Lynn A. Stout Harriett Tee Taggart

*	Interested Trustee

Number of Employees

The Fund is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company and has no employees.

Number of Shareholders

As of June 30, 2012, Fund records indicate that there are 152 registered shareholders and approximately 60,916 shareholders owning the Fund shares in street name, such as through brokers, banks, and financial intermediaries.

If you are a street name shareholder and wish to receive Fund reports directly, which contain important information about the Fund, please write or call:

Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
1-800-262-1122

New York Stock Exchange symbol

The New York Stock Exchange symbol is ETW.

Eaton Vance
Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2012

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

Share Repurchase Program. On August 6, 2012, the Fund’s Board of Trustees approved a share repurchase program authorizing the Fund to repurchase up to 10% of its currently outstanding common shares in open-market transactions at a discount to net asset value. The repurchase program does not obligate the Fund to purchase a specific amount of shares. Each Fund’s repurchase activity, including the numbers of shares purchased, average price and average discount to net asset value, will be disclosed in the Fund’s annual and semi-annual reports to shareholders.

Closed-End Fund Information. The Eaton Vance closed-end funds make certain fund performance data and information about portfolio characteristics (such as top holdings and asset allocation) available on the Eaton Vance website after the end of each month. Certain fund performance data for the funds, including total returns, are posted to the website shortly after the end of each month. Portfolio holdings for the most recent month-end are also posted to the website approximately 30 days following the end of the month. This information is available at www.eatonvance.com on the fund information pages under “Individual Investors – Closed-End Funds”.

Investment Adviser and Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110

Sub-Adviser
Parametric Portfolio Associates LLC
1918 Eighth Avenue, Suite 3100
Seattle, WA 98101

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
American Stock Transfer & Trust Company
59 Maiden Lane
Plaza Level
New York, NY 10038

Fund Offices
Two International Place
Boston, MA 02110

2552-8/12	CE-TMGBWOFSRC

Item 2. Code of Ethics
Not required in this filing.
Item 3. Audit Committee Financial Expert
The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a consultant and private investor. Previously, he served as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).
Item 4. Principal Accountant Fees and Services
Not required in this filing
Item 5. Audit Committee of Listed Registrants
Not required in this filing.
Item 6. Schedule of Investments
Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not required in this filing.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not required in this filing.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers
No such purchases this period.
Item 10. Submission of Matters to a Vote of Security Holders
No Material Changes.
Item 11. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics — Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

(c)	Registrant’s notices to shareholders pursuant to Registrant’s exemptive order granting an exemption from Section 19(b) of the 1940 Act and Rule 19b-1 thereunder regarding distributions paid pursuant to the Registrant’s Managed Distribution Plan.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund

By:	/s/ Walter A. Row, III
Walter A. Row, III
President
Date: August 8, 2012
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer
Date: August 8, 2012

By:	/s/ Walter A. Row, III
Walter A. Row, III
President
Date: August 8, 2012